CMA

CMA OHIO
MUNICIPAL MONEY FUND

Annual Report








March 31, 1998

MERRILL LYNCH BULL LOGO





Officers and Trustees
Arthur Zeikel--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Terry K. Glenn--Executive Vice President
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Donald C. Burke--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Gerald M. Richard--Treasurer
Robert Harris--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*


[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO
 [(800) 262-4636].


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.


CMA Ohio
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011


Printed on post-consumer recycled paper







TO OUR SHAREHOLDERS:

For the year ended March 31, 1998, CMA Ohio Municipal Money Fund paid shareholders a net annualized yield of 3.15%.* As of March 31, 1998, the Fund's 7-day yield was 3.07%.

Economic Environment and
Investment Strategy
The state of Ohio continued to experience the after-effects of a prolonged economic expansion, since tight labor conditions during the six-month period ended March 31, 1998 constrained further economic growth. Seasonally adjusted unemployment rates in Ohio are slightly below the national average. Subsequently, Ohio's economy, while still quite strong, is expanding at a rate below the national average. The benign inflationary trend and positive employment statistics have translated into consumer confidence that remains at historically high levels. These positive developments, combined with low interest rates and readily available funds, have contributed to strong construction and housing activity in the state. In addition, strong home sales activity is supporting consumer demand for various home furnishings. Overall, the state of Ohio continues to remain on a positive economic trend.

The strength in the state's economic conditions continued to translate into positive revenue streams. For the nine-month period ended March 31, 1998, total revenue collections for Ohio's fiscal year 1998 have amounted to $12.6 billion or 3.7% above the comparable period last year and slightly over budget estimates. These positive revenue streams allowed the state to avoid borrowing in the short-term municipal market to finance daily activities. The various Ohio municipalities have also benefited from the strong economic conditions, and borrowing levels for the six-month period ended March 31, 1998 remained at a moderate $500 million.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


As discussed in our September 30, 1997 letter to shareholders, CMA Ohio Municipal Money Fund continued to maintain a neutral approach to the market. This strategy proved to be an appropriate one as economic statistics continued to be contradictory, with tight labor conditions and economic strength being offset by benign inflationary data. The Federal Reserve Board also maintained an unchanged interest rate policy with the Federal Funds rate at 5.50% for the duration of the period. In addition, complicating the economic picture even more was the unfolding of a financial crisis in Asia during the first half of the period. The turmoil that has been created by the Asian crisis continued to leave questions as to the impact on the US economy as well as what decisions the Federal Reserve Board might make on interest rates.

The average life of the Fund, which was maintained in the 60-day range for the first half of the period, was allowed to decline to the 45-day range by March 31, 1998. We were able to accomplish this by selectively purchasing municipal notes as the various Ohio municipalities completed their annual issuance. We utilized this period as an opportunity to prepare the Fund for an anticipated shortage of municipal note issuance in the second half of the period. We took advantage of a spike in variable rate demand note
(VRDN) yields created from year-end pressures and then began to reduce our exposure to these VRDN securities toward the end of December. The primary reason for this reduction in VRDN securities was the anticipation of a decline in their yields during the second half of the period created from large supply imbalances. Overall, the Fund was well positioned during the fiscal year ended March 31, 1998 to take advantage of market conditions as they presented themselves, while offering an attractive tax-exempt yield to its shareholders.

During the months of April and May, we expect to concentrate on building liquidity as we need to prepare to meet seasonal tax-related redemptions. We will continue to maintain a neutral approach to the market as uncertainties still exist regarding the economic weakness in Asia and its impact on the US economy. We will selectively pursue short-term municipal notes for diversification purposes when attractive opportunities exist. Additionally, we will continue to monitor and adjust our market strategy as economic conditions change. However, as a result of the strong economic performance of the state, we continue to expect a reduced amount of short-term note issuance. Finally, we continue to closely monitor credit quality while seeking to offer an attractive tax-exempt yield to the Fund's shareholders.

In Conclusion
We thank you for your support of CMA Ohio Municipal Money Fund, and we look forward to serving your investment needs in the future.


Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Kevin A. Schiatta)
Kevin A. Schiatta
Vice President and Portfolio Manager



April 10, 1998




CMA OHIO MUNICIPAL MONEY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)

All of the net investment income distributions paid daily by CMA
Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust during its taxable year ended March 31, 1998 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, there were no capital gains distributed by the Fund during the year.

Please retain this information for your records.





Portfolio Abbreviations for CMA Ohio Municipal Money Fund

AMT            Alternative Minimum Tax (subject to)
BAN            Bond Anticipation Notes
CP             Commercial Paper
GO             General Obligation Bonds
IDR            Industrial Development Revenue Bonds
M/F            Multi-Family
PCR            Pollution Control Revenue Bonds
UT             Unlimited Tax
VRDN           Variable Rate Demand Notes



CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998                                                               (IN THOUSANDS)
                      Face                                                                                        Value
State                Amount                            Issue                                                    (Note 1a)
Ohio--99.3%         $   890   Allen County, Ohio, IDR (Nickles Bakery Project), VRDN, 4.25% due 1/02/2003 (a)   $    890
                      2,175   Anna, Ohio, Local School District, BAN, 4.39% due 4/06/1998                          2,175
                      3,600   Ashtabula County, Ohio, Hospital Facilities Revenue Bonds (Ashtabula County
                              Medical Center Project), VRDN, 3.75% due 12/01/2007 (a)                              3,600
                      2,160   Ashtabula County, Ohio, IDR (Neff-Perkins Co. Project), VRDN, AMT, 3.85%
                              due 6/01/2005 (a)                                                                    2,160
                              Barberton, Ohio, City School District, BAN:
                      2,000     4.34% due 6/01/1998                                                                2,001
                      5,000     UT, Series B, 4.48% due 6/01/1998                                                  5,006
                        315   Brooklyn Heights, Ohio, IDR (ATC Nymold Inc.), VRDN, AMT, 3.85% due 2/01/2002 (a)      315
                              Butler County, Ohio, BAN:
                      3,700     4.29% due 8/06/1998                                                                3,705
                      2,000     4.25% due 10/22/1998                                                               2,004
                      2,800   Cadiz, Ohio, BAN, 4.40% due 6/18/1998                                                2,803
                              Canal Winchester, Ohio, BAN:
                      2,800     4.375% due 8/11/1998                                                               2,803
                      1,000     4.30% due 1/12/1999                                                                1,002
                              Canal Winchester, Ohio, Local School District, BAN, UT:
                      3,500     4.25% due 6/17/1998                                                                3,504
                      2,350     4.30% due 6/17/1998                                                                2,352
                      1,055   Canton, Ohio, IDR (Accu Plate Project), VRDN, AMT, 3.89% due 3/01/2017 (a)           1,055
                      3,575   Cincinnati and Hamilton County, Ohio, Port Authority, Economic Development
                              Revenue Bonds (Berthesda One Ltd.), 4% due 8/01/1998                                 3,575
                      7,000   Cincinnati, Ohio, City School District, BAN, 4.32% due 9/17/1998                     7,012
                      1,770   Clark County, Ohio, BAN, 4.40% due 6/30/1998                                         1,772
                      1,700   Clermont County, Ohio, IDR (Southern Ohio Fabricator), VRDN, AMT, Series A,
                              3.95% due 9/01/2005 (a)                                                              1,700
                      9,000   Cleveland, Ohio, Airport System Revenue Refunding Bonds, VRDN, AMT, Series D,
                              3.80% due 1/01/2027 (a)                                                              9,000
                      2,750   Columbiana County, Ohio, IDR (The Hall China Project), VRDN, AMT, 3.90%
                              due 1/01/2007 (a)                                                                    2,750
                              Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds, VRDN (a):
                        700     (Benjamin Rose Institute Project), Series B, 3.70% due 12/01/2000                    700
                      4,900     (Catholic Charities Facilities), 3.80% due 7/01/2012                               4,900
                              Cuyahoga County, Ohio, IDR, VRDN (a):
                        940     (Athens Pastries Inc. Project), AMT, 3.89% due 6/03/2009                             940
                      5,155     (Cleveland E Excel Ltd.), AMT, 3.85% due 3/01/2019                                 5,155
                        595     (Erieview Metal Treating Project), AMT, 3.89% due 5/01/2010                          595
                      2,290     Refunding (Curtiss Wright Project), 3.80% due 12/01/2008                           2,290
                      3,150     Refunding (Parma Care Center, Inc.), 3.89% due 12/01/2011                          3,150
                        945     Refunding (Pleasant Lake Association Project), 3.74% due 5/01/2011                   945
                      3,400     (Suburban Pavilion Inc. Project), AMT, 4.25% due 10/02/2006                        3,400



CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                                   (IN THOUSANDS)
                      Face                                                                                        Value
State                Amount                            Issue                                                    (Note 1a)
Ohio                $ 5,000   Dayton, Ohio, BAN, 3.95% due 9/15/1998                                            $  5,003
(continued)           4,000   Dublin, Ohio, City School District, GO, UT, 4.33% due 5/13/1998                      4,002
                      4,000   Eagle Tax-Exempt Trust, Cleveland, Ohio, Class A, 3.60% due 10/01/1998               4,000
                              Eagle Tax-Exempt Trust, Custodial Receipts (Ohio Edison), VRDN (a):
                      5,000     Series 95, Class 3501, 3.77% due 7/01/2015                                         5,000
                      5,000     Series 95, Class 3502, 3.77% due 7/01/2015                                         5,000
                      1,000   East Palestine, Ohio, BAN, 3.93% due 8/28/1998                                       1,000
                              Erie County, Ohio, IDR, VRDN (a):
                        500     (Brighton Manor Company Project), AMT, 3.85% due 11/01/2016                          500
                      1,590     Refunding (Huron Health Care Center Project), 3.75% due 8/01/2007                  1,590
                      3,300   Franklin County, Ohio, Health Systems Revenue Bonds (Franciscan Sisters-
                              Saint Anthony Medical Facility), VRDN, Series B, 3.70% due 7/01/2015 (a)             3,300
                              Franklin County, Ohio, Hospital Revenue Bonds, VRDN (a):
                      5,900     (Children's Hospital Project), Series B, 3.85% due 12/01/2014                      5,900
                      1,000     (Lutheran Senior City Inc. Project), 3.65% due 5/01/2015                           1,000
                              Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds
                              (US Health Corp. Project):
                        500     Series C, 4.10% due 6/01/1998                                                        500
                      2,900     VRDN, Series A, 3.70% due 12/01/2021 (a)                                           2,900
                              Franklin County, Ohio, IDR:
                      1,325     (GSW Building Association Ltd.), 3.80% due 5/01/1998                               1,325
                      2,500     Refunding (Heekin Can Inc. Project), VRDN, AMT, 3.95% due 5/01/2007 (a)            2,500
                      3,000   Franklin County, Ohio, M/F Housing Revenue Bonds (Colonial Courts Project),
                              VRDN, AMT, 3.85% due 12/01/2024 (a)                                                  3,000
                      2,900   Fulton County, Ohio, IDR (Gilders Business Holdings Project), VRDN, AMT,
                              3.90% due 4/01/2007 (a)                                                              2,900
                      1,255   Geauga County, Ohio, IDR (Neff-Perkins Co. Project), VRDN, AMT, 3.85%
                              due 6/01/2005 (a)                                                                    1,255
                      2,000   Graham, Ohio, Local School District, UT, Series A, 4.29% due 5/28/1998               2,001
                      1,000   Greene County, Ohio, IDR (FC Ltd./AFC Stamping), VRDN, AMT, 3.89% due
                              9/01/2016 (a)                                                                        1,000
                        546   Hamilton County, Ohio, Economic Development Revenue Bonds (Cincinnati
                              Performing Arts), VRDN, 3.85% due 6/15/2005 (a)                                        546
                      5,500   Hamilton County, Ohio, Hospital Facilities Revenue Bonds (Alliance Health),
                              VRDN, Series F, 2.95% due 1/01/2018 (a)(b)                                           5,500
                      1,160   Huber Heights, Ohio, IDR (Lasermike Inc. Project), VRDN, AMT, 3.34% due
                              12/01/2014 (a)                                                                       1,160
                      1,000   Lancaster, Ohio, BAN, 4.25% due 11/18/1998                                           1,002
                      3,400   Lorain County, Ohio, BAN, 4.22% due 9/17/1998                                        3,404
                      3,155   Lorain County, Ohio, IDR (DGR Investment Ltd./Trimline Die Corp.), VRDN, AMT,
                              3.34% due 12/01/2012 (a)                                                             3,155
                      5,000   Lorain County, Ohio, Independent Living Facilities Revenue Bonds (Elyria
                              United Methodist Project), VRDN, Series A, 3.80% due 6/01/2022 (a)                   5,000
                      2,910   Lucas County, Ohio, Economic Development Revenue Bonds (Hammill
                              Manufacturing Co. Project), VRDN, AMT, 3.95% due 5/01/2010 (a)                       2,910
                        200   Lucas County, Ohio, Hospital Revenue Bonds (Sunshine Children's Home Project),
                              VRDN, 3.80% due 12/01/2007 (a)                                                         200
                      4,690   Lucas County, Ohio, IDR (Reichert Stamping Co. Project), VRDN, 3.90% due
                              7/15/2006 (a)                                                                        4,690
                      6,000   Lucas County, Ohio, M/F Housing Revenue Bonds (Virigina Lake Apartments Project),
                              AMT, 3.80% due 11/27/1998                                                            6,000



CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                                   (IN THOUSANDS)
                      Face                                                                                        Value
State                Amount                            Issue                                                    (Note 1a)
Ohio                $ 5,000   Marion County, Ohio, BAN, 4.10% due 11/23/1998                                    $  5,007
(continued)             260   Marion County, Ohio, Hospital Improvement Revenue Bonds (Pooled Lease
                              Program), VRDN, 3.75% due 5/01/2019 (a)                                                260
                      1,860   Marion County, Ohio, IDR (Mid-Ohio Packaging Company Project), VRDN, AMT,
                              3.90% due 11/01/2015 (a)                                                             1,860
                      9,300   Mason, Ohio, Economic Development Revenue Bonds (Cedar Village Project),
                              VRDN, 3.67% due 12/01/2017 (a)                                                       9,300
                      2,780   Mentor, Ohio, IDR (Metcor Partnership/Tridelt), VRDN, AMT, 3.85% due
                              12/01/2008 (a)                                                                       2,780
                      3,500   Mercer County, Ohio, BAN, 4.25% due 9/25/1998                                        3,504
                      6,600   Montgomery County, Ohio, Hospital Revenue Bonds (Miami Valley Hospital), CP,
                              Series C, 3.60% due 5/07/1998                                                        6,600
                      2,370   Montgomery County, Ohio, IDR (Citywide Development Corp. Project), VRDN,
                              AMT, 3.85% due 12/01/2013 (a)                                                        2,370
                        590   Montgomery County, Ohio, IDR (Town Centers Ltd. Partnership Project), AMT,
                              3.95% due 5/15/1998                                                                    590
                      1,615   Moraine, Ohio, IDR, Refunding (Gray America Corporation Project), VRDN, AMT,
                              3.85% due 12/01/2001 (a)                                                             1,615
                        450   Mount Gilead, Ohio, BAN, 4% due 11/05/1998                                             450
                      1,000   New Knoxville, Ohio, Local School District, BAN, UT, 4.53% due 6/16/1998             1,001
                      6,200   Northwest, Ohio, Local School District (Hamilton County), BAN, UT, 4.84% due
                              6/17/1998                                                                            6,213
                      1,790   Obetz, Ohio, IDR (HFI Inc. Project), VRDN, AMT, 3.85% due 10/01/2003 (a)             1,790
                      8,045   Ohio State Air Quality Development Authority, Environmental Improvement
                              Revenue Refunding Bonds (USX Project), 3.55% due 6/15/1998                           8,045
                      7,500   Ohio State Air Quality Development Authority, PCR (Duquesne Light Co. Project),
                              CP, Series B, 3.70% due 5/11/1998                                                    7,500
                      2,700   Ohio State Air Quality Development Authority, Revenue Refunding Bonds
                              (Cincinnati Gas and Electric), VRDN, Series A, 3.65% due 9/01/2030 (a)               2,700
                              Ohio State Higher Educational Facilities, Commission Revenue Bonds, VRDN (a):
                      4,555     (Facilities Pooled Financing), 3.55% due 12/01/2016                                4,555
                      2,760     (Mount Vernon), 3.80% due 9/01/2009                                                2,760
                      2,825   Ohio State, IDR, Refunding (General Motors Corp. Project), VRDN, 3.85% due
                              9/01/2001 (a)                                                                        2,825
                      5,000   Ohio State Solid Waste Disposal Revenue Bonds (USG Corp. Project), VRDN, AMT,
                              3.75% due 8/01/2032 (a)                                                              5,000
                     13,500   Ohio State Solid Waste Revenue Bonds (BP Exploration & Oil Project), VRDN, AMT,
                              3.75% due 2/01/2033 (a)                                                             13,500
                      3,700   Ohio State Turnpike Commission Revenue Bonds (Municipal Securities Trust
                              Receipts), VRDN, Series SGA-60, 3.80% due 2/15/2026 (a)(b)                           3,700
                      2,120   Ohio State University, General Receipts, VRDN, 3.70% due 12/01/2027 (a)              2,120
                      9,000   Ohio State Water Development Authority, Environmental Improvement Revenue
                              Bonds (Mead Corp. Project), VRDN, AMT, 3.75% due 3/01/2023 (a)                       9,000
                      3,000   Ohio State Water Development Authority, PCR(Duquesne Light Co. Project), CP,
                              AMT, 3.70% due 5/07/1998                                                             3,000
                      8,500   Ohio State Water Development Authority, Pollution Control Facilities Revenue
                              Bonds (Ohio Edison Company), AMT, Series A, 4.10% due 5/01/1998                      8,500
                      6,745   Ohio State Water Development Authority Revenue Bonds, Series A, 3.75% due
                              9/01/1998                                                                            6,745
                      3,000   Ohio State Water Development Authority, Solid Waste Disposal Revenue Bonds
                              (American Steel & Wire Corp.), VRDN, 3.85% due 9/01/2025 (a)                         3,000
                      3,600   Ontario, Ohio, BAN, 4.20% due 12/23/1998                                             3,606



CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                                   (IN THOUSANDS)
                      Face                                                                                        Value
State                Amount                            Issue                                                    (Note 1a)
Ohio                $ 5,000   Ottawa County, Ohio, BAN, 4.125% due 8/06/1998                                    $  5,004
(continued)             200   Paulding County, Ohio, IDR, Refunding (Countrymark Cooperative Inc. Project),
                              VRDN, 3.70% due 3/01/1999 (a)                                                          200
                      5,400   Paulding County, Ohio, Solid Waste Disposal Revenue Bonds (Lafarge Corp.
                              Project), VRDN, AMT, 3.50% due 8/01/2026 (a)                                         5,400
                              Pickerington, Ohio, Local School District, BAN, UT:
                      1,500     4.07% due 8/03/1998                                                                1,502
                      1,500     4.24% due 8/03/1998                                                                1,502
                              Portage County, Ohio, IDR, VRDN, AMT (a):
                      6,750     (Commercial Turf Products Ltd. Project), 3.85% due 5/01/2022                       6,750
                      1,370     (John E. Susong Project), Series B, 3.89% due 5/02/2016                            1,370
                      1,685     (NCSP L.P. Project), 3.85% due 7/01/2014                                           1,685
                      2,585     (PM Property One, Ltd.), 3.85% due 11/01/2012                                      2,585
                      2,075     Refunding (John E. Susong Project), Series A, 3.89% due 5/02/2011                  2,075
                      1,000   Rickenbacker, Ohio, Port Authority, IDR, Refunding (Rickenbacker Holdings, Inc.),
                              VRDN, 3.75% due 12/01/2010 (a)                                                       1,000
                      1,250   Ross County, Ohio, Hospital Revenue Bonds (Medical Center Hospital Project),
                              VRDN, 3.65% due 12/01/2020 (a)                                                       1,250
                      1,700   Saint Mary's, Ohio, BAN, 4.40% due 6/17/1998                                         1,701
                      1,100   Salem, Ohio, BAN, 4.45% due 5/28/1998                                                1,101
                              Sandusky County, Ohio, IDR, VRDN (a):
                      1,300     (Brighton Manor Co. Project), AMT, 3.85% due 12/01/2016                            1,300
                      1,910     (Crown Battery Manufacturing Co.), AMT, 3.89% due 8/06/2003                        1,910
                      3,000     (Louis G. Freeman Co. Project), AMT, 3.89% due 7/01/2017                           3,000
                      4,160     (Magnesium Refining Technologies Inc. Project), Series A, 3.89%
                                due 9/01/2007                                                                      4,160
                      2,000   Seneca County, Ohio, Health Care Facilities Revenue Bonds (Good Shepherd Home
                              Project), VRDN, 3.80% due 10/01/2017 (a)                                             2,000
                        235   Solon, Ohio, IDR (Tameran Project), VRDN, AMT, 3.89% due 11/01/2004 (a)                235
                              Stark County, Ohio, IDR, VRDN, AMT (a):
                      2,345     (Superior Dairy Inc. Project), 3.85% due 5/01/2003                                 2,345
                      1,340     (Wilkof-Morris Project), 3.89% due 1/01/2010                                       1,340
                      1,580   Streetsboro, Ohio, BAN, 4.15% due 10/09/1998                                         1,581
                      2,060   Strongsville, Ohio, IDR (E&E Properties/Dupli System Project), VRDN, 3.90%
                              due 2/01/2010 (a)                                                                    2,060
                        400   Summit County, Ohio, Hospital Facilities Revenue Bonds (Cuyahoga Falls
                              General Hospital), VRDN, Series B, 3.70% due 7/01/1999 (a)                             400
                              Summit County, Ohio, IDR:
                        820     (Ohio Camshaft Project), 3.95% due 4/01/1998                                         820
                        950     (Texler Inc. Project), AMT, 3.85% due 5/01/1998                                      950
                              Summit County, Ohio, IDR, VRDN (a):
                      1,250     (Ace Precision Industries Inc. Project), AMT, 3.90% due 7/01/2014                  1,250
                      1,595     (Austin Printing Co. Inc. Project), AMT, 3.90% due 8/01/2006                       1,595
                      2,260     (Delco Corp. Project), AMT, 3.90% due 6/01/2016                                    2,260
                        340     (Forest Manufacturing Project), 3.85% due 11/01/2001                                 340
                        720     (Hardcoating Project), 3.90% due 7/01/2002                                           720
                        140     (Lucerne Production Project), AMT, 3.85% due 6/01/2002                               140
                      1,150     (Sigma Properties Project), 3.89% due 6/01/2008                                    1,150
                      1,000     (Steffen Bookbinders Project), 3.90% due 11/01/2004                                1,000
                        450     (Struktol Project), AMT, Series A, 3.85% due 6/01/2002                               450


CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONCLUDED)                                                   (IN THOUSANDS)
                      Face                                                                                        Value
State                Amount                            Issue                                                    (Note 1a)
Ohio                $ 1,590   Troy, Ohio, Economic Development Revenue Bonds (L&CP Corp. Project), AMT,
(concluded)                   3.90% due 6/01/1998                                                               $  1,590
                      1,920   Trumbull County, Ohio, IDR (ATD Corp. Project), VRDN, AMT, 3.89% due
                              8/01/2010 (a)                                                                        1,920
                      2,500   Union County, Ohio, IDR (Union Aggregates Co. Project), VRDN, AMT, 3.95% due
                              11/01/2006 (a)                                                                       2,500
                      1,215   Valley View, Ohio, IDR (Porter Development Project), VRDN, AMT, 3.90% due
                              5/01/2016 (a)                                                                        1,215
                      1,515   Valley View, Ohio, IDR, Refunding and Improvement (Sweet Valley Dillion Project),
                              VRDN, AMT, 3.90% due 4/01/2011 (a)                                                   1,515
                      2,255   Vinton County, Ohio, Local School District, 4.37% due 7/21/1998                      2,260
                              Wadsworth, Ohio, City School District, BAN, UT:
                      1,400     4.23% due 8/04/1998                                                                1,402
                      1,300     4.375% due 8/04/1998                                                               1,302
                      1,980   Warren County, Ohio, IDR (Kardol Quality Products Project), VRDN, AMT,
                              3.95% due 12/01/2014 (a)                                                             1,980
                      2,330   Willoughby, Ohio, IDR (Malish Brush & Specialty), VRDN, AMT, 3.85% due
                              6/01/2009 (a)                                                                        2,330
                      2,860   Wood County, Ohio, Economic Development Revenue Bonds (Great Lakes
                              Window Project), AMT, 4.60% due 6/01/1998                                            2,860
                              Wood County, Ohio, IDR, VRDN, AMT (a):
                      1,145     (B&B Box Co. Project), 3.90% due 3/01/2011                                         1,145
                      1,000     (Centaur Tool & Die Inc. Project), 3.90% due 8/01/2010                             1,000
                      1,410   Woodster, Ohio, IDR (Litco International Inc. Project), VRDN, AMT, 3.90% due
                              5/01/2010 (a)                                                                        1,410
                      3,055   Zanesville-Muskingum County, Ohio, Port Authority, IDR (B.E. Products Inc.
                              Project), VRDN, AMT, 3.85% due 9/01/2004 (a)                                         3,055

                              Total Investments (Cost--$392,013*)--99.3%                                         392,013

                              Other Assets Less Liabilities--0.7%                                                  2,702
                                                                                                                --------
                              Net Assets--100.0%                                                                $394,715
                                                                                                                ========

(a)The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the rate in effect at March 31, 1998.
(b)MBIA Insured.
  *Cost for Federal income tax purposes.


   See Notes to Financial Statements.



CMA OHIO MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 1998
Assets:
Investments, at value (identified cost--$392,013,283) (Note 1a)                                          $   392,013,283
Cash                                                                                                              80,896
Interest receivable                                                                                            2,961,282
Prepaid registration fees and other assets (Note 1d)                                                              10,283
                                                                                                         ---------------
Total assets                                                                                                 395,065,744
                                                                                                         ---------------

Liabilities:
Payables:
 Investment adviser (Note 2)                                                            $       171,178
 Distributor (Note 2)                                                                           114,188          285,366
                                                                                        ---------------
Accrued expenses and other liabilities                                                                            65,834
                                                                                                         ---------------
Total liabilities                                                                                                351,200
                                                                                                         ---------------

Net Assets                                                                                               $   394,714,544
                                                                                                         ===============

Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares
authorized                                                                                               $    39,474,610
Paid-in capital in excess of par                                                                             355,271,488
Accumulated realized capital losses--net (Note 4)                                                                (31,554)
                                                                                                         ---------------

Net Assets--Equivalent to $1.00 per share based on 394,746,098 shares of
beneficial interest outstanding                                                                          $   394,714,544
                                                                                                         ===============


See Notes to Financial Statements.




CMA OHIO MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 1998
Investment Income (Note 1c):
Interest and amortization of premium earned                                                               $   13,532,283

Expenses:
Investment advisory fees (Note 2)                                                       $     1,784,810
Distribution fees (Note 2)                                                                      440,461
Transfer agent fees (Note 2)                                                                     60,851
Registration fees (Note 1d)                                                                      58,377
Accounting services (Note 2)                                                                     55,454
Professional fees                                                                                51,477
Custodian fees                                                                                   31,359
Pricing fees                                                                                     14,917
Trustees' fees and expenses                                                                       2,634
Printing and shareholder reports                                                                    325
Other                                                                                             3,378
                                                                                        ---------------
Total expenses                                                                                                 2,504,043
                                                                                                         ---------------
Investment income--net                                                                                        11,028,240
                                                                                                         ---------------

Net Increase in Net Assets Resulting from Operations                                                     $    11,028,240
                                                                                                         ===============

See Notes to Financial Statements.


CMA OHIO MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                              For the Year Ended
                                                                                                   March 31,
Increase (Decrease) in Net Assets:                                                            1998            1997
Operations:
Investment income--net                                                                  $    11,028,240  $     8,896,526
                                                                                        ---------------  ---------------
Net increase in net assets resulting from operations                                         11,028,240        8,896,526
                                                                                        ---------------  ---------------

Dividends to Shareholders (Note 1e):
Investment income--net                                                                      (11,028,240)      (8,896,526)
                                                                                        ---------------  ---------------
Net decrease in net assets resulting from dividends to shareholders                         (11,028,240)      (8,896,526)
                                                                                        ---------------  ---------------

Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                          1,402,701,781    1,162,499,097
Net asset value of shares issued to shareholders in reinvestment
of dividends (Note 1e)                                                                       11,028,169        8,896,416
                                                                                        ---------------  ---------------
                                                                                          1,413,729,950    1,171,395,513
Cost of shares redeemed                                                                  (1,346,188,447)  (1,126,409,501)
                                                                                        ---------------  ---------------
Net increase in net assets derived from beneficial interest transactions                     67,541,503       44,986,012
                                                                                        ---------------  ---------------

Net Assets:
Total increase in net assets                                                                 67,541,503       44,986,012
Beginning of year                                                                           327,173,041      282,187,029
                                                                                        ---------------  ---------------
End of year                                                                             $   394,714,544  $   327,173,041
                                                                                        ===============  ===============

See Notes to Financial Statements.



CMA OHIO MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                                  For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                                 1998       1997      1996      1995      1994
Per Share Operating Performance:
Net asset value, beginning of year                                    $   1.00   $   1.00  $   1.00  $   1.00   $   1.00
                                                                      --------   --------  --------  --------   --------
Investment income--net                                                     .03        .03       .03       .03        .02
                                                                      --------   --------  --------  --------   --------
Total from investment operations                                           .03        .03       .03       .03        .02
                                                                      --------   --------  --------  --------   --------
Less dividends from investment income--net                                (.03)      (.03)     (.03)     (.03)      (.02)
                                                                      --------   --------  --------  --------   --------
Net asset value, end of year                                          $   1.00   $   1.00  $   1.00  $   1.00   $   1.00
                                                                      ========   ========  ========  ========   ========

Total Investment Return                                                  3.15%      3.00%     3.26%     2.65%      1.88%
                                                                      ========   ========  ========  ========   ========

Ratios to Average Net Assets:
Expenses                                                                  .70%       .71%      .73%      .74%       .72%
                                                                      ========   ========  ========  ========   ========
Investment income--net                                                   3.09%      2.94%     3.21%     2.64%      1.86%
                                                                      ========   ========  ========  ========   ========

Supplemental Data:
Net assets, end of year (in thousands)                                $394,715   $327,173  $282,187  $237,655   $213,655
                                                                      ========   ========  ========  ========   ========


See Notes to Financial Statements.




CMA OHIO MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
CMA Michigan Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.


2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: 0.50% of the first $500 million of average daily net assets; 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.


CMA OHIO MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Capital Loss Carryforward:
At March 31, 1998, the Fund had a net capital loss carryforward of approximately $32,000, of which $23,000 expires in 2000, $5,000 expires in 2001 and $4,000 expires in 2002. This amount will be available to offset like amounts of any future taxable gains.




<AUDIT-REPORT>
CMA OHIO MUNICIPAL MONEY FUND
INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
CMA Ohio Municipal Money Fund of
CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 1998, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
May 7, 1998
</AUDIT-REPORT>